Property, Plant and Equipment (Tables)	12 Months Ended
Mar. 31, 2018
Disclosure Of Property Plant And Equipment [Abstract]
Schedule of Property Plant and Equipment

A continuity of property, plant and equipment for the year ended March 31, 2018 is as follows:

COST
	Balance at			Disposal of		Balance at
	April 1,		Additions from	consolidated	Transfers/	March 31,
	2017	Additions	acquisitions	entity	disposals	2018
Computer equipment	$4,181	$1,219	$-	$(101)	$942	$6,241
Office/lab equipment	831	626	-	(16)	279	1,720
Furniture and fixtures	875	348	109	-	49	1,381
Production equipment	11,132	4,511	468	(2,619)	15,272	28,764
Leasehold improvements	17,155	338	-	-	4,989	22,482
Building and improvements	43,449	3,799	-	(5,066)	25,331	67,513
Greenhouse and improvements	3,528	106	-	-	461	4,095
Land and improvements	2,397	5,728	345	-	-	8,470
Warehouse equipment	-	138	-	-	29	167
Assets in process	19,302	201,509	5,164	-	(48,977)	176,998
Total	$102,850	$218,322	$6,086	$(7,802)	$(1,625)	$317,831

ACCUMULATED DEPRECIATION
	Balance at		Disposal of		Balance at
	April 1,		consolidated	Transfers/	March 31,
	2017	Depreciation	entity	disposals	2018
Computer equipment	$889	$1,043	$(31)	$(1)	$1,900
Office/lab equipment	82	404	(5)	(2)	479
Furniture and fixtures	82	137	-	(1)	218
Production equipment	1,038	2,539	(587)	(260)	2,730
Leasehold improvements	1,930	1,510	-	12	3,452
Building and improvements	2,182	2,920	(217)	(64)	4,821
Greenhouse and improvements	358	155	-	-	513
Land and improvements	19	11	-	-	30
Warehouse equipment	-	6	-	-	6
Total	6,580	8,725	(840)	(316)	14,149
Net book value	$96,270				$303,682

A continuity of property, plant and equipment for the year ended March 31, 2017 is as follows:

COST
	Balance at				Balance at
	April 1,		Additions from	Transfers/	March 31,
	2016	Additions	acquisitions	disposals	2017
Computer equipment	$958	$886	$313	$2,024	$4,181
Office/lab equipment	935	536	408	(1,048)	831
Furniture and fixtures	2,428	1,343	26	(2,922)	875
Production equipment	1,543	1,668	3,789	4,132	11,132
Leasehold improvements	37,620	2,972	229	(23,666)	17,155
Building and improvements	136	6,551	12,449	24,313	43,449
Greenhouse and improvements	2,951	-	-	577	3,528
Land and improvements	723	420	1,000	254	2,397
Warehouse equipment	-	-	-	-	-
Assets in process	403	18,771	5,138	(5,010)	19,302
Total	47,697	33,147	23,352	(1,346)	102,850

ACCUMULATED DEPRECIATION
	Balance at			Balance at
	April 1,		Transfers/	March 31,
	2016	Depreciation	disposals	2017
Computer equipment	$255	$516	$118	$889
Office/lab equipment	157	266	(341)	82
Furniture and fixtures	223	356	(497)	82
Production equipment	139	279	620	1,038
Leasehold improvements	1,714	2,455	(2,239)	1,930
Building and improvements	14	156	2,012	2,182
Greenhouse and improvements	211	118	29	358
Land and improvements	-	-	19	19
Warehouse equipment	-	-	-	-
Total	2,713	4,146	(279)	6,580
Net book value	$44,984			$96,270